Cover Page Document	Sep. 29, 2019
Cover page.
Document Type	8-K
Document Period End Date	Sep. 29, 2019
Entity Registrant Name	VIRTUS INVESTMENT PARTNERS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-10994
Entity Tax Identification Number	26-3962811
Entity Address, Address Line One	One Financial Plaza
Entity Address, City or Town	Hartford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06103
City Area Code	800
Local Phone Number	248-7971
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value(including Preferred Share Purchase Rights)
Trading Symbol	VRTS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000883237
Amendment Flag	false